Subsequent events (Details Textual) $ in Millions, $ in Millions				12 Months Ended
	Apr. 13, 2018 USD ($)	Mar. 14, 2018	Aug. 14, 2017 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Prepayment of borrowings, classified as financing activities			$ 990,000	$ 9,007,340	$ 3,149,917	$ 4,903,592
Prepayment of Borrowings [Member]
Disclosure of non-adjusting events after reporting period [line items]
Prepayment of borrowings, classified as financing activities	$ 350
Notes due outstanding, percentage	4.25%
Notes due outstanding, maturity date	Sep. 18, 2018
Investments in Associates [Member] | Ecopetrol Energia SAS E.S.P. [Member] | Direct Ownership [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		99.00%
Investments in Associates [Member] | Ecopetrol Energia SAS E.S.P. [Member] | Indirect Ownership [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		1.00%